Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 DBSD North America and TerreStar Transactions Wireless Spectrum	Mar. 31, 2013 Dish Network	Dec. 31, 2008 Dish Network	Mar. 31, 2013 Dish Network DBSD North America and TerreStar Transactions Wireless Spectrum	Mar. 09, 2012 Dish Network DBSD North America and TerreStar Transactions Wireless Spectrum	Mar. 09, 2012 Dish Network DBSD North America
Spectrum Investments
Commitment by related party to acquire equity ownership (as a percent)							100.00%
Purchase price						$ 2,860
Payment to acquire certain 700 MHz wireless licenses				$ 712
2 GHz Interim Build-out Requirement (as a percent)		40.00%			40.00%
2 GHz Final Build-out Requirement (as a percent)		70.00%			70.00%
Accelerated period to meet Final Build-Out Requirement on failure to meet Interim Build-Out Requirement	1 year		1 year
700 MHz Interim Build-out Requirement (as a percent)	35.00%		35.00%
700 MHz Final Build-out Requirement (as a percent)	70.00%		70.00%